Income Tax (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Uncertain tax positions	0.25%	25.00%	0.25%
Changes in valuation allowance for deferred tax asset	0.25%	(25.00%)	(25.00%)
Total tax rate	0.25%	25.00%	25.00%
HK statutory income tax rate [Member]
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Uncertain tax positions	16.50%	0.165%	16.50%
Changes in valuation allowance for deferred tax asset	(16.50%)	(0.165%)	(16.50%)
UK statutory income tax rate [Member]
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Uncertain tax positions	19.00%	19.00%	19.00%
Changes in valuation allowance for deferred tax asset	(19.00%)	(19.00%)	(19.00%)
Australian statutory income tax rate [Member]
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Uncertain tax positions	27.50%	27.50%	2750.00%
Changes in valuation allowance for deferred tax asset	(27.50%)	(27.50%)	(2750.00%)
PRC statutory income tax rate [Member]
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Uncertain tax positions	0.25%	25.00%	25.00%